INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Aug. 31, 2023	Aug. 31, 2022
Income tax rate percentage	21.00%	21.00%	21.00%	21.00%
Operating loss carryforwards	$ 14,960,000		$ 13,520,000	$ 7,470,000
SINGAPORE
Income tax rate percentage	17.00%		17.00%
MALAYSIA
Income tax rate percentage	24.00%		24.00%
MALAYSIA | Evo Air Marketing M Sdn Bhd [Member]
Equity method investment, ownership percentage	100.00%		100.00%
CAMBODIA
Income tax rate percentage	20.00%		20.00%
CHINA | WKL Guanzhe Green Technology Guangzhou Co Ltd [Member]
Income tax rate percentage	25.00%		25.00%